Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES

NOTE 5 - LOANS AND ALLOWANCE FOR LOAN LOSSES

The Corporation originates primarily residential and commercial real estate loans, commercial, and installment loans. The Corporation estimates that the majority of their loan portfolio is based in Genesee, Oakland and Livingston counties within southeast Michigan. The ability of the Corporation’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in these areas.

Activity in the allowance for loan losses, by loan portfolio segment, for the year ended December 31, 2011 is as follows:

(000s omitted)	Commercial	Commercial Real Estate	Residential Real Estate	Installment Loans	Home Equity	Unallocated	Total
Balance January 1, 2011
Allowance for loan losses	$871	$9,155	$411	$233	$508	$46	$11,224
Provision for loan losses	152	2,379	81	169	66	295	3,142
Loans charged off	(212)	(6,044)	(19)	(220)	(118)	0	(6,613)
Loan recoveries	80	269	3	33	26	0	411

Balance December 31, 2011	$891	$5,759	$476	$215	$482	$341	$8,164

Activity in the allowance for loan losses, for the year ended December 31, 2010 is as follows:

(000s omitted)	2010
Balance, beginning of year,	$8,786
Provision for loan losses	8,107
Loans charged off:
Commercial	(438)
Commercial real estate	(5,276)
Installment	(212)
Home equity	(331)
Residential real estate	(333)

Total loans charged off	(6,590)

Loan recoveries:
Commercial	180
Commercial real estate	633
Installment	59
Home equity	8
Residential real estate	41

Total loan recoveries	921

Balance, end of year	$11,224

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by loan portfolio segment and based on impairment method at:

(000s omitted) December 31, 2011	Commercial	Commercial Real Estate	Residential Real Estate	Installment Loans	Home Equity	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$714	$2,907	$201	$60	$275	$0	$4,157
Collectively evaluated for impairment	177	2,852	275	155	207	341	4,007

Total ending allowance balance	$891	$5,759	$476	$215	$482	$341	$8,164

Loans:
Loans individually evaluated for impairment	$3,823	$24,797	$844	$133	$494	$0	$30,091
Loans collectively evaluated for impairment	30,133	94,187	25,985	6,270	19,101	0	175,676

Total ending loans balance	$33,956	$118,984	$26,829	$6,403	$19,595	$0	$205,767
Accrued interest receivable	143	341	75	47	61	0	667

Total recorded investment in loans	$34,099	$119,325	$26,904	$6,450	$19,656	$0	$206,434

(000s omitted) December 31, 2010	Commercial	Commercial Real Estate	Residential Real Estate	Installment Loans	Home Equity	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$184	$6,939	$95	$69	$160	$0	$7,447
Collectively evaluated for impairment	687	2,216	316	164	348	46	3,777

Total ending allowance balance	$871	$9,155	$411	$233	$508	$46	$11,224

Loans:
Loans individually evaluated for impairment	$1,790	$31,766	$1,272	$228	$357	$0	$35,413
Loans collectively evaluated for impairment	42,267	93,906	17,977	7,798	20,770	0	182,718

Total ending loans balance	$44,057	$125,672	$19,249	$8,026	$21,127	$0	$218,131
Accrued interest receivable	358	429	76	55	58	0	976

Total recorded investment in loans	$44,415	$126,101	$19,325	$8,081	$21,185	$0	$219,107

The following table presents loans individually evaluated for impairment by portfolio class of loans as of:

(000s omitted) December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowances recorded:
Commercial	$2,280	$2,116	$0	$2,407	$59
Commercial real estate	16,275	11,302	0	11,785	250
Residential real estate	279	168	0	170	7
Consumer
Installment Loans	13	13	0	0	0
Home Equity	119	119	0	0	0
With an allowance recorded:
Commercial	1,903	1,715	714	1,874	120
Commercial real estate	15,814	13,532	2,907	13,733	788
Residential real estate	894	675	201	710	38
Consumer
Installment loans	121	121	60	71	5
Home equity	377	379	275	444	22

Total	$38,705	$30,140	$4,157	$31,194	$1,289

The following table presents loans individually evaluated for impairment by portfolio class of loans as of:

(000s omitted) December 31, 2010	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowances recorded:
Commercial	$1,112	$1,098	$0
Commercial real estate	13,520	10,318	0
Residential real estate	835	786	0
Consumer
Installment Loans	206	116	0
Home Equity	74	75	0
With an allowance recorded:
Commercial	898	695	184
Commercial real estate	25,192	21,588	6,939
Residential real estate	733	529	95
Consumer
Installment loans	114	112	69
Home equity	283	284	160

Total	$42,967	$35,601	$7,447

(000s omitted)	2010

Average of individually impaired loans during the year	$27,612

Cash basis interest income recognized during the year	1,262

Non-accrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans at:

(000s omitted) December 31, 2011	Nonaccrual	Loans Past Due Over 90 Days Still Accruing (1)
Commercial	$2,298	$449
Commercial real estate	13,918	0
Home equity	88	39
Installment loans	13	0
Residential real estate	241	0

Total	$17,097	$488

(1)-Includes accrued interest receivable of $6

(000s omitted) December 31, 2010	Nonaccrual	Loans Past Due Over 90 Days Still Accruing (1)
Commercial	$2,448	$0
Commercial real estate	16,936	0
Installment loans	121	0
Residential real estate	627	135

Total	$20,132	$135

(1)-Includes accrued interest receivable of $2

The following table presents the aging of the recorded investment in past due loans by class of loans at:

(000s omitted) December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due (1)	Total Past Due
Commercial	$431	$14	$2,741	$3,186
Commercial real estate:	2,796	0	10,750	13,546
Installment loans	3	1	51	55
Home equity	73	0	85	158
Residential real estate	0	0	198	198

Total	$3,303	$15	$13,825	$17,143

(1)-Includes accrued interest receivable of $15

(000s omitted) December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due (1)	Total Past Due
Commercial	$26	$235	$1,209	$1,470
Commercial real estate:	1,740	310	10,013	12,063
Installment loans	46	4	96	146
Home equity	118	5	0	123
Residential real estate	156	0	630	786

Total	$2,086	$554	$11,948	$14,588

(1)-Includes accrued interest receivable of $2

Modifications:

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan or lease, however, forgiveness of principal is rarely granted. Commercial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor is often requested. Commercial real estate loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Residential real estate loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers’ financial needs through a reduction of interest rate and/or extension of the maturity date. Installment loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term.

Loans modified in a TDR are typically already on non-accrual status and partial charge-offs have in some cases been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Corporation may have the financial effect of increasing the specific allowance associated with the loan.

As a result of adopting the amendments in ASU No. 2011-02, the Corporation reassessed all loan restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings (“TDRs”). The Corporation identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance for loan losses methodology. Upon identifying these loans as TDRs, the Corporation classified them as impaired. The amendments in ASU No. 2011-02 require retrospective application of the impairment measurement guidance for those loans newly identified as impaired during the period. The Corporation’s recorded investment in TDRs as a result of the guidance set forth in ASU No. 2011-02 is $6,448,000, with a specific valuation allowance of $1,357,000, as of December 31, 2011. This specific valuation is an allocated portion of the total allowance for loan losses.

Modified loans totaled $15,005,000 at December 31, 2011 compared to $6,246,000 at December 31, 2010. The sizeable increase was partially the result of reclassification of loans modified that were not previously reported as modified.

The Corporation allocated $2,289,000 and $1,413,000 of specific reserves to customers whose loan terms have been modified in TDRs as of December 31, 2011 and December 31, 2010. Modified loans are also included with impaired loans. The Corporation has no additional amounts committed to these customers.

The following presents by class, information related to loans modified in a TDR during the year ended December 31, 2011.

	Loans Modified as TDR for the Year Ended December 31, 2011
(000s omitted)	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Commercial	12	$3,220	$3,220
Commercial real estate	9	2,987	2,987
Residential real estate	1	201	201
Installment loans	1	6	6
Home equity	1	34	34

Total	24	$6,448	$6,448

The following presents information on TDRs for which there was a payment default, (i.e. 30 days or more past due following a modification) during 2011 that had been modified during the 12-month period prior to the default.

(000s omitted)	Loans with payment defaults during 2011:
	Number of Contracts	Recorded Investment (as of period end) (1)
Commercial	3	$789
Commercial real estate	2	1,113
Installment loans	1	6

Total	6	$1,908

(1)	The period end balances are inclusive of all partial paydowns and charge-offs since the modification date, if any. Loans modified in a TDR that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

Based on the Corporation’s historical loss experience, losses associated with TDRs are not significantly different than other impaired loans within the same loan segment. As such, TDRs are analyzed in the same manner as other impaired loans within their respective loan segment.

The following presents by portfolio loan class, the type of modification made in a TDR from January 1, 2011 through December 31, 2011:

	Loans modified through reduction of interest rate
(000s omitted)	Number of Loans	Recorded Investment (as of period end) (1)
Commercial	1	$545
Commercial real estate	1	174
Residential real estate	1	201
Installment loans	1	6
Home equity	1	34

Total	5	$960

(1)	The period end balances are inclusive of all partial paydowns and charge-offs since the modification date, if any. Loans modified in a TDR that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

	Loans modified through extension of term
(000s omitted)	Number of Loans	Recorded Investment (as of period end) (1)
Commercial	11	$2,675
Commercial real estate	8	2,813

Total	19	$5,488

(1)	The period end balances are inclusive of all partial paydowns and charge-offs since the modification date, if any. Loans modified in a TDR that were fully paid down, charged-off, or foreclosed upon by period end are not reported.

Credit Quality Indicators:

The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debts such as: current financial information, historical payment experience; credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as commercial and commercial real estate loans. This analysis is performed on a quarterly basis. The Corporation uses the following definitions for classified risk ratings:

Prime. Loans classified as prime are well seasoned borrowers displaying strong financial condition, consistently superior earning performance, and access to a range of financing alternatives. The borrower’s trends and outlook, as well as those of its industry are positive.

Pass. Loans classified as pass have a moderate to average risk to established borrowers that display sound financial condition and operating results. The capacity to service debt is stable and demonstrated at a level consistent with or above the industry norms. Borrower and industry trends and outlook are considered good.

Watch. Loans classified as watch have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection nor liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The Corporation does not classify loans as doubtful. Loans that approach this status are charged-off.

Based on the most recent analysis performed, the recorded investment by risk category of loans by portfolio class of loans is as follows:

(000s omitted) December 31, 2011	Prime	Pass	Watch	Substandard	Total
Commercial	$3,411	$25,006	$1,850	$3,832	$34,099
Commercial real estate	0	79,909	14,583	24,833	119,325

Total	$3,411	$104,915	$16,433	$28,665	$153,424

(000s omitted) December 31, 2010	Prime	Pass	Watch	Substandard	Total
Commercial	$3,174	$33,871	$3,585	$3,785	$44,415
Commercial real estate	0	82,266	14,404	29,431	126,101

Total	$3,174	$116,137	$17,989	$33,216	$170,516

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in residential and consumer loans based on payment activity as of:

(000s omitted) December 31, 2011			Residential
	Home Equity	Installment	Real estate	Total
Performing	$19,162	$6,317	$26,060	$51,539
Non-performing	494	133	844	1,471

Total	$19,656	$6,450	$26,904	$53,010

(000s omitted) December 31, 2010			Residential
	Home Equity	Installment	Real estate	Total
Performing	$21,128	$7,553	$18,014	$46,695
Non-performing	57	528	1,311	1,896

Total	$21,185	$8,081	$19,325	$48,591

Related party transactions:

Certain directors and executive officers of the Corporation, including their affiliates are loan customers of the Bank. These amounts are reflective of directors and executive officers of continuing operations only.

(000s omitted)	2011	2010
Beginning balance, January 1,	$3,098	$4,223
New loans	1,134	247
Repayments	(1,150)	(339)
Change in related parties	(42)	(1,033)

Ending balance, December 31,	$3,040	$3,098